CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS

	2011	2010

Cash	$40,425	$53,239
Cash equivalents	-	7,534
	$40,425	$60,773
Cash equivalents consist of investments in short term bank deposits.